Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
FIRST QUARTER REPORT
January 31, 2026 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Core ETF | 2026
Common Stocks 96.6%
Issuer Shares Value ($)
Communication Services  8.8%
Diversified Telecommunication Services 0.2%
Comcast Corp. Class A 360,885 10,736,329
GCI Liberty, Inc. Class A
(a)
301 11,278
GCI Liberty, Inc. Class C
(a)
3,249 120,181
Iridium Communications, Inc. 8,872 176,730
Total 11,044,518
Entertainment 0.7%
Electronic Arts, Inc. 24,591 5,014,597
Roku, Inc.
(a)
11,641 1,108,223
Spotify Technology SA
(a)
14,880 7,445,208
Walt Disney Co. (The) 178,384 20,121,715
Total 33,689,743
Interactive Media & Services 7.8%
Alphabet, Inc. Class A 271,416 91,738,608
Alphabet, Inc. Class C 462,365 156,524,423
Match Group, Inc. 23,428 729,782
Meta Platforms, Inc. Class A 203,408 145,741,832
Pinterest, Inc. Class A
(a)
59,361 1,313,659
ZoomInfo Technologies, Inc.
(a)
29,352 236,284
Total 396,284,588
Media 0.1%
DoubleVerify Holdings, Inc.
(a)
13,108 141,829
Fox Corp. Class A 20,180 1,468,700
Fox Corp. Class B 14,287 936,799
New York Times Co. (The) Class A 15,562 1,140,850
Versant Media Group, Inc.
(a)
13,757 448,203
Total 4,136,381
Total Communication Services 445,155,230
Consumer Discretionary  10.5%
Automobile Components 0.4%
Aptiv PLC
(a)
129,157 9,783,643
BorgWarner, Inc. 126,606 6,002,391
Lear Corp. 31,370 3,673,113
Total 19,459,147
Automobiles 1.5%
Ford Motor Co. 2,281,997 31,674,118
General Motors Co. 544,179 45,711,036
Total 77,385,154
Broadline Retail 0.9%
Coupang , Inc.
(a)
707,798 14,269,208
Dillard's, Inc. Class A 1,592 967,235
eBay, Inc. 266,425 24,303,288
Etsy, Inc.
(a)
57,762 3,059,076
Macy's, Inc. 154,358 3,090,247
Total 45,689,054
Diversified Consumer Services 0.2%
ADT, Inc. 295,518 2,364,144
Bright Horizons Family Solutions, Inc.
(a)
33,486 3,101,808
Grand Canyon Education, Inc.
(a)
16,143 2,806,299
Total 8,272,251
Hotels, Restaurants & Leisure 4.4%
Booking Holdings, Inc. 18,454 92,303,956
Boyd Gaming Corp. 33,574 2,838,346
Caesars Entertainment, Inc.
(a)
121,609 2,517,306
Carnival Corp.
(a)
633,102 19,005,722
Darden Restaurants, Inc. 67,886 13,533,074
Expedia Group, Inc. 70,067 18,556,544
Hilton Worldwide Holdings, Inc. 138,199 41,253,784
Common Stocks (continued)
Issuer Shares Value ($)
Las Vegas Sands Corp. 182,725 9,635,089
MGM Resorts International
(a)
117,490 3,940,615
Penn Entertainment, Inc.
(a)
91,594 1,176,067
Restaurant Brands International, Inc. 184,066 12,330,581
Travel + Leisure Co. 35,893 2,495,999
Wynn Resorts Ltd. 50,098 5,383,030
Total 224,970,113
Household Durables 1.2%
DR Horton, Inc. 161,236 23,998,366
NVR, Inc.
(a)
1,631 12,453,876
PulteGroup, Inc. 117,443 14,690,945
Toll Brothers, Inc. 58,412 8,439,950
Total 59,583,137
Specialty Retail 1.2%
Bath & Body Works, Inc. 124,944 2,723,779
Best Buy Co., Inc. 112,801 7,343,345
Chewy, Inc. Class A
(a)
125,796 3,661,922
Five Below, Inc.
(a)
29,509 5,655,105
Ross Stores, Inc. 187,557 35,382,628
Wayfair, Inc. Class A
(a)
55,192 5,711,820
Total 60,478,599
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.
(a)
31,396 2,634,752
Deckers Outdoor Corp.
(a)
81,955 9,780,510
Ralph Lauren Corp. 21,369 7,552,018
Tapestry, Inc. 115,903 14,709,250
Total 34,676,530
Total Consumer Discretionary 530,513,985
Consumer Staples  4.9%
Beverages 0.2%
Boston Beer Co., Inc. (The) Class A
(a)
2,772 592,155
Constellation Brands, Inc. Class A 45,322 7,101,957
Molson Coors Beverage Co. Class B 55,567 2,669,439
Total 10,363,551
Consumer Staples Distribution & Retail 1.0%
Albertsons Cos., Inc. Class A 135,962 2,263,767
Dollar General Corp. 59,050 8,469,541
Kroger Co. (The) 207,265 13,026,605
Maplebear , Inc.
(a)
53,841 2,000,732
Sprouts Farmers Market, Inc.
(a)
31,423 2,228,205
Target Corp. 145,276 15,322,260
US Foods Holding Corp.
(a)
74,772 6,252,435
Walgreens Boots Alliance, Inc.
(a),(b),(c)
270,639 135,319
Total 49,698,864
Food Products 0.7%
Archer-Daniels-Midland Co. 156,888 10,560,131
Conagra Brands, Inc. 155,217 2,873,067
Flowers Foods, Inc. 62,190 710,832
General Mills, Inc. 178,299 8,248,112
Kraft Heinz Co. (The) 284,372 6,750,991
Pilgrim's Pride Corp. 13,219 573,308
Smithfield Foods, Inc. 14,516 346,932
Tyson Foods, Inc. Class A 90,276 5,897,731
Total 35,961,104
Household Products 2.3%
Procter & Gamble Co. (The) 777,891 118,060,517
Personal Care Products 0.0%
BellRing Brands, Inc.
(a)
40,179 999,252

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026 3
Common Stocks (continued)
Issuer Shares Value ($)
Tobacco 0.7%
Altria Group, Inc. 550,265 34,110,927
Total Consumer Staples 249,194,215
Energy  3.4%
Energy Equipment & Services 0.1%
TechnipFMC PLC 58,009 3,232,261
Weatherford International PLC 10,045 945,034
Total 4,177,295
Oil, Gas & Consumable Fuels 3.3%
APA Corp. 49,475 1,306,635
Chevron Corp. 272,298 48,169,516
Chord Energy Corp. 8,007 802,622
Devon Energy Corp. 87,816 3,531,081
Exxon Mobil Corp. 614,693 86,917,590
HF Sinclair Corp. 23,235 1,207,988
Marathon Petroleum Corp. 42,952 7,567,713
Phillips 66 57,497 8,254,269
SM Energy Co. 18,894 367,857
Valero Energy Corp. 44,521 8,077,445
Total 166,202,716
Total Energy 170,380,011
Financials  13.4%
Banks 5.1%
Citigroup, Inc. 587,555 67,985,989
First Hawaiian, Inc. 41,077 1,090,594
FNB Corp. 116,665 2,047,471
Huntington Bancshares, Inc. 662,854 11,586,688
M&T Bank Corp. 51,396 11,387,812
Pinnacle Financial Partners, Inc. 45,581 4,334,297
Popular, Inc. 21,916 2,926,444
Regions Financial Corp. 294,048 8,380,368
Truist Financial Corp. 422,489 21,724,384
US Bancorp 509,466 28,586,137
Wells Fargo & Co. 1,052,908 95,277,645
Zions Bancorp NA 47,176 2,826,314
Total 258,154,143
Capital Markets 5.6%
Bank of New York Mellon Corp. (The) 229,806 27,558,336
Charles Schwab Corp. (The) 561,185 58,318,345
Franklin Resources, Inc. 99,154 2,639,480
Houlihan Lokey , Inc. 17,579 2,958,897
Invesco Ltd. 111,145 3,033,147
Janus Henderson Group PLC 40,108 1,930,398
Moody's Corp. 50,488 26,029,593
Morgan Stanley 372,142 68,027,558
Raymond James Financial, Inc. 58,448 9,694,185
S&P Global, Inc. 101,167 53,394,931
SEI Investments Co. 34,114 2,996,915
State Street Corp. 90,741 11,874,367
Stifel Financial Corp. 31,793 3,920,077
T Rowe Price Group, Inc. 70,665 7,467,877
Virtu Financial, Inc. Class A 25,642 1,064,400
XP, Inc. Class A 143,038 2,790,671
Total 283,699,177
Consumer Finance 0.2%
OneMain Holdings, Inc. 39,186 2,568,251
Synchrony Financial 120,094 8,722,427
Total 11,290,678
Common Stocks (continued)
Issuer Shares Value ($)
Financial Services 0.9%
Corebridge Financial, Inc. 86,446 2,665,130
Euronet Worldwide, Inc.
(a)
13,971 1,012,339
Fidelity National Information Services, Inc. 170,350 9,411,837
Global Payments, Inc. 81,373 5,837,699
Jack Henry & Associates, Inc. 23,178 4,153,729
MGIC Investment Corp. 77,441 2,084,712
PayPal Holdings, Inc. 308,813 16,271,357
Western Union Co. (The) 106,092 994,082
WEX, Inc.
(a)
10,764 1,656,580
Total 44,087,465
Insurance 1.5%
Allstate Corp. (The) 89,292 17,768,215
Assurant, Inc. 16,492 3,927,240
CNA Financial Corp. 7,098 339,710
First American Financial Corp. 32,146 2,030,984
Hanover Insurance Group, Inc. (The) 11,785 2,052,240
Kemper Corp. 19,932 785,520
Lincoln National Corp. 54,783 2,279,521
MetLife, Inc. 181,972 14,353,951
Primerica, Inc. 10,851 2,854,247
Principal Financial Group, Inc. 71,698 6,791,235
Prudential Financial, Inc. 114,147 12,682,873
Reinsurance Group of America, Inc. 21,175 4,293,231
RenaissanceRe Holdings Ltd. 15,234 4,291,418
Total 74,450,385
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc. 210,466 4,842,823
Rithm Capital Corp. 174,963 1,914,095
Total 6,756,918
Total Financials 678,438,766
Health Care  9.8%
Biotechnology 2.0%
AbbVie, Inc. 143,021 31,895,113
Alnylam Pharmaceuticals, Inc.
(a)
10,202 3,448,888
Amgen, Inc. 44,631 15,258,446
Apellis Pharmaceuticals, Inc.
(a)
7,805 176,237
Biogen, Inc.
(a)
11,453 2,060,280
BioMarin Pharmaceutical, Inc.
(a)
15,294 864,723
Caris Life Sciences, Inc.
(a)
1,582 36,639
Exact Sciences Corp.
(a)
14,792 1,513,813
Exelixis , Inc.
(a)
20,669 854,870
Gilead Sciences, Inc. 101,900 14,464,705
Halozyme Therapeutics, Inc.
(a)
9,913 710,861
Incyte Corp.
(a)
12,545 1,255,378
Insmed , Inc.
(a)
14,957 2,346,305
Ionis Pharmaceuticals, Inc.
(a)
12,456 1,029,738
Mirati Therapeutics, Inc.
(a),(b),(c)
315 157
Moderna , Inc.
(a)
25,507 1,124,093
Natera , Inc.
(a)
10,015 2,314,867
Neurocrine Biosciences, Inc.
(a)
7,631 1,038,274
Regeneron Pharmaceuticals, Inc. 8,413 6,237,819
Revolution Medicines, Inc.
(a)
13,476 1,306,498
Roivant Sciences Ltd.
(a)
30,450 658,329
Sarepta Therapeutics, Inc.
(a)
7,084 144,089
Summit Therapeutics, Inc.
(a)
9,324 135,012
Ultragenyx Pharmaceutical, Inc.
(a)
7,006 168,634
United Therapeutics Corp.
(a)
3,545 1,664,342
Vertex Pharmaceuticals, Inc.
(a)
20,673 9,714,243

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2026 (Unaudited)
4 Columbia Research Enhanced Core ETF | 2026
Common Stocks (continued)
Issuer Shares Value ($)
Viking Therapeutics, Inc.
(a)
8,038 233,424
Total 100,655,777
Health Care Equipment & Supplies 0.6%
Align Technology, Inc.
(a)
27,448 4,474,847
Envista Holdings Corp.
(a)
68,647 1,611,145
Globus Medical, Inc. Class A
(a)
43,710 3,963,623
Hologic , Inc.
(a)
90,160 6,755,689
Inspire Medical Systems, Inc.
(a)
11,307 856,845
STERIS PLC 39,132 10,276,063
Total 27,938,212
Health Care Providers & Services 3.9%
Cardinal Health, Inc. 97,008 20,845,079
Cencora , Inc. 73,137 26,272,273
Centene Corp.
(a)
200,676 8,693,284
Cigna Group (The) 108,486 29,737,098
CVS Health Corp. 502,261 37,428,490
HCA Healthcare, Inc. 69,098 33,738,480
McKesson Corp. 50,476 41,956,156
Total 198,670,860
Life Sciences Tools & Services 0.8%
Avantor , Inc.
(a)
275,933 3,013,188
Charles River Laboratories International,
Inc.
(a)
19,760 4,159,085
Illumina, Inc.
(a)
63,497 9,195,001
IQVIA Holdings, Inc.
(a)
68,740 15,820,511
Medpace Holdings, Inc.
(a)
9,513 5,541,132
Revvity , Inc. 48,851 5,314,989
Total 43,043,906
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co. 805,428 44,338,811
Corcept Therapeutics, Inc.
(a)
37,043 1,476,904
Elanco Animal Health, Inc.
(a)
201,560 4,853,565
Jazz Pharmaceuticals PLC
(a)
23,267 3,827,189
Organon & Co. 106,995 913,737
Perrigo Co. PLC 57,310 814,375
Pfizer, Inc. 2,256,928 59,673,176
Royalty Pharma PLC Class A 152,804 6,368,871
Viatris , Inc. 470,838 6,163,270
Total 128,429,898
Total Health Care 498,738,653
Industrials  8.9%
Aerospace & Defense 0.7%
ATI, Inc.
(a)
43,071 5,181,441
General Dynamics Corp. 79,447 27,893,047
Total 33,074,488
Air Freight & Logistics 0.6%
Expeditors International of Washington,
Inc. 42,184 6,772,220
FedEx Corp. 66,193 21,330,694
Total 28,102,914
Building Products 0.5%
A O Smith Corp. 35,241 2,589,861
Advanced Drainage Systems, Inc. 22,728 3,455,565
Allegion PLC 27,939 4,620,831
Carlisle Cos., Inc. 13,430 4,578,153
Fortune Brands Innovations, Inc. 38,927 2,105,951
Masco Corp. 67,775 4,479,250
Owens Corning 26,636 3,192,058
Total 25,021,669
Common Stocks (continued)
Issuer Shares Value ($)
Commercial Services & Supplies 0.2%
Tetra Tech, Inc. 83,823 3,156,774
Veralto Corp. 74,780 7,401,725
Total 10,558,499
Construction & Engineering 0.4%
API Group Corp.
(a)
114,589 4,763,465
EMCOR Group, Inc. 13,684 9,862,469
Valmont Industries, Inc. 6,144 2,737,520
WillScot Holdings Corp. 57,061 1,142,932
Total 18,506,386
Electrical Equipment 0.4%
Acuity Brands, Inc. 9,635 2,979,527
Regal Rexnord Corp. 19,639 3,171,699
Rockwell Automation, Inc. 35,128 14,811,721
Sensata Technologies Holding PLC 44,607 1,542,956
Total 22,505,903
Ground Transportation 2.0%
JB Hunt Transport Services, Inc. 24,390 4,944,341
Lyft, Inc. Class A
(a)
121,500 2,049,705
Ryder System, Inc. 11,812 2,259,399
Uber Technologies, Inc.
(a)
627,543 50,234,817
Union Pacific Corp. 187,594 44,103,350
Total 103,591,612
Machinery 2.2%
AGCO Corp. 19,457 2,206,618
Allison Transmission Holdings, Inc. 25,711 2,794,786
CNH Industrial NV 277,124 2,981,854
Crane Co. 15,109 2,759,508
Flowserve Corp. 40,187 3,140,614
Fortive Corp. 106,049 5,600,448
Graco , Inc. 51,930 4,535,047
Illinois Tool Works, Inc. 92,165 24,079,028
ITT, Inc. 24,331 4,435,541
Lincoln Electric Holdings, Inc. 16,602 4,405,341
Middleby Corp. (The)
(a)
15,009 2,208,875
Mueller Industries, Inc. 33,518 4,563,141
Oshkosh Corp. 19,860 2,856,265
Otis Worldwide Corp. 124,629 10,645,809
PACCAR, Inc. 159,029 19,546,254
Pentair PLC 52,521 5,534,138
Snap-on, Inc. 15,885 5,815,657
Timken Co. (The) 19,478 1,815,155
Toro Co. (The) 30,875 2,825,062
Total 112,749,141
Passenger Airlines 0.6%
Delta Air Lines, Inc. 205,909 13,567,344
Southwest Airlines Co. 139,289 6,619,013
United Airlines Holdings, Inc.
(a)
105,458 10,790,463
Total 30,976,820
Professional Services 1.2%
Automatic Data Processing, Inc. 127,237 31,404,636
Broadridge Financial Solutions, Inc. 36,221 7,139,521
ExlService Holdings, Inc.
(a)
49,016 1,918,976
Genpact Ltd. 49,227 2,170,911
Leidos Holdings, Inc. 40,310 7,589,567
Paycom Software, Inc. 15,922 2,145,490
Paylocity Holding Corp.
(a)
13,953 1,883,376
Science Applications International Corp. 12,937 1,316,469

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026 5
Common Stocks (continued)
Issuer Shares Value ($)
SS&C Technologies Holdings, Inc. 64,949 5,318,674
Total 60,887,620
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc. 11,971 3,117,368
Core & Main, Inc. Class A
(a)
59,286 3,163,501
MSC Industrial Direct Co., Inc. Class A 13,830 1,166,422
Total 7,447,291
Total Industrials 453,422,343
Information Technology  30.2%
Communications Equipment 1.2%
Arista Networks, Inc.
(a)
111,217 15,763,898
Ciena Corp.
(a)
14,657 3,690,779
Cisco Systems, Inc. 430,164 33,690,445
F5, Inc.
(a)
5,989 1,650,628
Motorola Solutions, Inc. 18,204 7,327,838
Total 62,123,588
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd.
(a)
38,173 2,406,426
Keysight Technologies, Inc.
(a)
18,376 3,975,280
Littelfuse , Inc. 2,775 898,434
Ralliant Corp. 11,961 633,574
Total 7,913,714
IT Services 0.1%
GoDaddy , Inc. Class A
(a)
15,062 1,514,032
Okta , Inc.
(a)
18,035 1,523,597
VeriSign, Inc. 9,187 2,243,741
Total 5,281,370
Semiconductors & Semiconductor Equipment 11.0%
Advanced Micro Devices, Inc.
(a)
174,112 41,217,534
Allegro MicroSystems , Inc.
(a)
13,271 489,833
Cirrus Logic, Inc.
(a)
5,430 707,746
KLA Corp. 14,409 20,575,188
Lam Research Corp. 139,385 32,540,822
NVIDIA Corp. 2,306,862 440,910,534
Onto Innovation, Inc.
(a)
5,272 1,065,208
Qorvo , Inc.
(a)
9,167 716,034
QUALCOMM, Inc. 117,290 17,779,991
Skyworks Solutions, Inc. 16,161 901,137
Total 556,904,027
Software 9.5%
Adobe, Inc.
(a)
43,566 12,775,729
AppLovin Corp. Class A
(a)
24,719 11,694,806
Autodesk, Inc.
(a)
23,205 5,867,848
Cadence Design Systems, Inc.
(a)
29,447 8,726,913
DocuSign, Inc.
(a)
23,464 1,232,799
Dolby Laboratories, Inc. Class A 6,391 410,238
Dropbox, Inc. Class A
(a)
20,460 521,321
Elastic NV
(a)
9,863 650,268
Fortinet, Inc.
(a)
65,554 5,326,918
Intuit, Inc. 28,507 14,222,712
Manhattan Associates, Inc.
(a)
6,370 961,934
Microsoft Corp. 794,787 341,988,898
Nutanix , Inc. Class A
(a)
27,810 1,093,767
Palantir Technologies, Inc. Class A
(a)
229,419 33,630,531
Pegasystems , Inc. 8,639 377,438
PTC, Inc.
(a)
13,292 2,075,280
RingCentral, Inc. Class A
(a)
8,604 222,672
Salesforce, Inc. 92,735 19,686,713
ServiceNow , Inc.
(a)
109,222 12,780,066
Common Stocks (continued)
Issuer Shares Value ($)
Uipath , Inc. Class A
(a)
34,659 436,357
Zoom Communications, Inc.
(a)
27,908 2,570,327
Zscaler , Inc.
(a)
10,578 2,115,706
Total 479,369,241
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc. 1,608,478 417,367,871
HP, Inc. 99,314 1,930,664
NetApp, Inc. 21,085 2,031,540
Total 421,330,075
Total Information Technology 1,532,922,015
Materials  2.2%
Chemicals 0.6%
Celanese Corp. 25,243 1,121,799
CF Industries Holdings, Inc. 36,017 3,357,865
Corteva , Inc. 148,848 10,836,134
DuPont de Nemours, Inc. 90,073 3,956,006
Eastman Chemical Co. 25,230 1,748,944
Mosaic Co. (The) 71,056 1,954,040
NewMarket Corp. 1,214 814,339
PPG Industries, Inc. 50,104 5,793,526
Scotts Miracle- Gro Co. (The) 10,078 647,209
Solstice Advanced Materials, Inc.
(a)
35,259 2,177,948
Total 32,407,810
Construction Materials 0.4%
CRH PLC 151,607 18,558,213
James Hardie Industries PLC
(a)
31,606 726,622
Total 19,284,835
Containers & Packaging 0.1%
Avery Dennison Corp. 16,648 3,088,371
Crown Holdings, Inc. 25,771 2,697,708
Total 5,786,079
Metals & Mining 1.1%
Anglogold Ashanti PLC 112,345 10,433,480
Newmont Corp. 241,409 27,122,301
Nucor Corp. 52,307 9,296,000
Reliance, Inc. 11,600 3,822,200
Steel Dynamics, Inc. 32,209 5,783,770
Total 56,457,751
Total Materials 113,936,475
Real Estate  2.2%
Diversified REITs 0.1%
WP Carey, Inc. 57,158 3,986,770
Health Care REITs 0.1%
Omega Healthcare Investors, Inc. 75,105 3,295,607
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 183,801 3,405,833
Park Hotels & Resorts, Inc. 52,356 572,251
Total 3,978,084
Industrial REITs 0.0%
STAG Industrial, Inc. 49,293 1,848,980
Office REITs 0.1%
Kilroy Realty Corp. 30,942 1,066,880
Vornado Realty Trust 47,829 1,524,789
Total 2,591,669
Real Estate Management & Development 0.4%
CBRE Group, Inc. Class A
(a)
78,630 13,393,048
Howard Hughes Holdings, Inc.
(a)
8,316 679,085
Jones Lang LaSalle, Inc.
(a)
12,565 4,497,139
Total 18,569,272

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2026 (Unaudited)
6 Columbia Research Enhanced Core ETF | 2026
Common Stocks (continued)
Issuer Shares Value ($)
Residential REITs 0.2%
American Homes 4 Rent Class A 91,735 2,873,140
Invitation Homes, Inc. 163,377 4,367,068
Sun Communities, Inc. 32,970 4,201,367
Total 11,441,575
Retail REITs 0.0%
NNN REIT, Inc. 50,050 2,085,583
Specialized REITs 1.2%
American Tower Corp. 120,874 21,670,291
EPR Properties 19,846 1,076,447
Equinix , Inc. 25,271 20,745,722
Gaming and Leisure Properties, Inc. 74,244 3,322,419
Rayonier, Inc. 78,162 1,777,404
SBA Communications Corp. 27,906 5,137,773
VICI Properties, Inc. 282,396 7,929,680
Total 61,659,736
Total Real Estate 109,457,276
Utilities  2.3%
Electric Utilities 1.6%
American Electric Power Co., Inc. 154,613 18,518,772
Edison International 108,254 6,742,059
Entergy Corp. 128,563 12,327,906
Evergy , Inc. 67,281 5,162,471
Eversource Energy 104,500 7,224,085
Exelon Corp. 295,867 13,248,924
NRG Energy, Inc. 55,940 8,538,122
PG&E Corp. 634,234 9,779,889
Total 81,542,228
Gas Utilities 0.1%
National Fuel Gas Co. 25,984 2,176,160
Independent Power and Renewable Electricity
Producers 0.1%
AES Corp. (The) 201,355 2,949,851
Clearway Energy, Inc. Class A 10,068 339,997
Clearway Energy, Inc. Class C 24,102 871,287
Total 4,161,135
Multi-Utilities 0.5%
Ameren Corp. 78,942 8,153,130
Consolidated Edison, Inc. 103,611 11,048,041
DTE Energy Co. 60,465 8,125,286
Total 27,326,457
Total Utilities 115,205,980
Total Common Stocks
(Cost $4,381,527,934) 4,897,364,949
Exchange-Traded Equity Funds 3.0%
Issuer Shares Value ($)
Communication Services  0.9%
State Street Communication Services
Select Sector SPDR ETF 364,216 43,735,057
Equity Funds  1.8%
VanEck Semiconductor ETF 88,031 35,516,987
Vanguard Communication Services ETF 285,161 56,878,213
Total 92,395,200
Financials  0.3%
Vanguard Financials ETF 123,802 16,204,444
Total Exchange-Traded Equity Funds
(Cost $141,736,121) 152,334,701
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.543%
(d)
18,729,628 18,729,628
Total Money Market Funds
(Cost $18,729,628) 18,729,628
Total Investments in Securities
(Cost $4,541,993,683) 5,068,429,278
Other Assets & Liabilities, Net (701,199)
Net Assets 5,067,728,079

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026 7
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
315
—
157
Walgreens Boots Alliance, Inc.
08/29/2025
270,639
—
135,319
—
135,476
Notes to Portfolio of Investments
(a)
Non-income producing investment.
(b)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At January 31, 2026, the total market value of these securities amounted to $135,476, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(c)
Valuation based on significant unobservable inputs.
(d)
The rate shown is the seven-day current annualized yield at January 31, 2026.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia Research Enhanced Core ETF | 2026
Common Stocks 99.7%
Issuer Shares Value ($)
Communication Services  8.4%
Diversified Telecommunication Services 0.5%
Comcast Corp. Class A 31,134 926,236
Iridium Communications, Inc. 730 14,542
Total 940,778
Entertainment 1.1%
Electronic Arts, Inc. 2,128 433,941
Roku, Inc.
(a)
860 81,872
Walt Disney Co. (The) 15,366 1,733,285
Total 2,249,098
Interactive Media & Services 6.6%
Alphabet, Inc. Class A 17,393 5,878,834
Alphabet, Inc. Class C 14,173 4,797,986
Match Group, Inc. 2,052 63,920
Meta Platforms, Inc. Class A 3,129 2,241,928
Pinterest, Inc. Class A
(a)
2,608 57,715
ZoomInfo Technologies, Inc.
(a)
2,576 20,737
Total 13,061,120
Media 0.2%
DoubleVerify Holdings, Inc.
(a)
569 6,157
Fox Corp. Class A 1,781 129,621
Fox Corp. Class B 1,261 82,684
New York Times Co. (The) Class A 1,345 98,602
Versant Media Group, Inc.
(a)
1,185 38,607
Total 355,671
Total Communication Services 16,606,667
Consumer Discretionary  7.4%
Automobile Components 0.4%
Aptiv PLC
(a)
5,434 411,626
BorgWarner, Inc. 5,351 253,691
Lear Corp. 1,333 156,081
Total 821,398
Automobiles 1.7%
Ford Motor Co. 96,272 1,336,255
General Motors Co. 23,011 1,932,924
Total 3,269,179
Broadline Retail 0.6%
Dillard's, Inc. Class A 63 38,276
eBay, Inc. 11,261 1,027,229
Etsy, Inc.
(a)
1,044 55,290
Macy's, Inc. 6,502 130,170
Total 1,250,965
Diversified Consumer Services 0.1%
ADT, Inc. 12,526 100,208
Grand Canyon Education, Inc.
(a)
505 87,789
Total 187,997
Hotels, Restaurants & Leisure 0.8%
Booking Holdings, Inc. 45 225,083
Boyd Gaming Corp. 1,395 117,933
Caesars Entertainment, Inc.
(a)
5,124 106,067
Carnival Corp.
(a)
18,501 555,400
MGM Resorts International
(a)
4,999 167,667
Restaurant Brands International, Inc. 2,858 191,457
Travel + Leisure Co. 1,036 72,043
Wynn Resorts Ltd. 2,126 228,439
Total 1,664,089
Household Durables 1.3%
DR Horton, Inc. 6,781 1,009,284
NVR, Inc.
(a)
69 526,865
Common Stocks (continued)
Issuer Shares Value ($)
PulteGroup, Inc. 4,997 625,075
Toll Brothers, Inc. 2,452 354,290
Total 2,515,514
Specialty Retail 2.2%
Bath & Body Works, Inc. 5,307 115,693
Best Buy Co., Inc. 4,783 311,373
Five Below, Inc.
(a)
1,273 243,958
Gap, Inc. (The) 5,694 159,318
Ross Stores, Inc. 6,369 1,201,512
TJX Cos., Inc. (The) 13,441 2,013,596
Wayfair, Inc. Class A
(a)
1,905 197,148
Total 4,242,598
Textiles, Apparel & Luxury Goods 0.3%
Birkenstock Holding PLC
(a)
970 36,627
Crocs, Inc.
(a)
1,334 111,949
Ralph Lauren Corp. 830 293,331
Tapestry, Inc. 442 56,094
Total 498,001
Total Consumer Discretionary 14,449,741
Consumer Staples  7.5%
Beverages 0.3%
Boston Beer Co., Inc. (The) Class A
(a)
188 40,160
Constellation Brands, Inc. Class A 2,691 421,680
Molson Coors Beverage Co. Class B 3,280 157,571
Total 619,411
Consumer Staples Distribution & Retail 1.5%
Albertsons Cos., Inc. Class A 8,060 134,199
Dollar General Corp. 3,500 502,005
Kroger Co. (The) 12,316 774,061
Maplebear , Inc.
(a)
3,202 118,986
Target Corp. 8,608 907,886
US Foods Holding Corp.
(a)
4,475 374,199
Walgreens Boots Alliance, Inc.
(a),(b),(c)
11,629 5,815
Total 2,817,151
Food Products 1.1%
Archer-Daniels-Midland Co. 9,328 627,868
Conagra Brands, Inc. 9,183 169,977
Flowers Foods, Inc. 3,705 42,348
General Mills, Inc. 10,548 487,951
Kraft Heinz Co. (The) 16,884 400,826
Pilgrim's Pride Corp. 786 34,089
Smithfield Foods, Inc. 845 20,196
Tyson Foods, Inc. Class A 5,365 350,495
Total 2,133,750
Household Products 3.6%
Procter & Gamble Co. (The) 46,169 7,007,069
Personal Care Products 0.0%
BellRing Brands, Inc.
(a)
2,395 59,564
Tobacco 1.0%
Altria Group, Inc. 32,612 2,021,618
Total Consumer Staples 14,658,563
Energy  6.5%
Energy Equipment & Services 0.2%
TechnipFMC PLC 4,337 241,657
Weatherford International PLC 772 72,630
Total 314,287
Oil, Gas & Consumable Fuels 6.3%
APA Corp. 3,743 98,853
Chevron Corp. 20,595 3,643,255

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026 9
Common Stocks (continued)
Issuer Shares Value ($)
Chord Energy Corp. 580 58,139
Devon Energy Corp. 6,651 267,437
Exxon Mobil Corp. 46,419 6,563,647
HF Sinclair Corp. 1,584 82,352
Marathon Petroleum Corp. 3,233 569,622
Phillips 66 4,023 577,542
SM Energy Co. 1,440 28,034
Valero Energy Corp. 3,398 616,499
Total 12,505,380
Total Energy 12,819,667
Financials  21.7%
Banks 9.8%
Citigroup, Inc. 37,906 4,386,103
First Hawaiian, Inc. 3,232 85,810
FNB Corp. 9,153 160,635
Huntington Bancshares, Inc. 52,000 908,960
M&T Bank Corp. 4,041 895,364
Pinnacle Financial Partners, Inc. 3,585 340,898
Popular, Inc. 1,587 211,912
Regions Financial Corp. 23,100 658,350
Truist Financial Corp. 33,226 1,708,481
US Bancorp 40,023 2,245,690
Wells Fargo & Co. 82,796 7,492,210
Zions Bancorp NA 3,715 222,566
Total 19,316,979
Capital Markets 7.2%
Bank of New York Mellon Corp. (The) 16,708 2,003,623
Charles Schwab Corp. (The) 40,257 4,183,507
Franklin Resources, Inc. 7,793 207,450
Houlihan Lokey , Inc. 837 140,884
Invesco Ltd. 8,762 239,115
Janus Henderson Group PLC 3,174 152,765
Raymond James Financial, Inc. 4,583 760,136
S&P Global, Inc. 7,973 4,208,070
SEI Investments Co. 2,681 235,526
State Street Corp. 7,171 938,397
Stifel Financial Corp. 2,474 305,044
T Rowe Price Group, Inc. 5,583 590,011
XP, Inc. Class A 10,237 199,724
Total 14,164,252
Consumer Finance 0.4%
OneMain Holdings, Inc. 3,119 204,419
Synchrony Financial 9,433 685,119
Total 889,538
Financial Services 1.0%
Corebridge Financial, Inc. 6,764 208,534
Fidelity National Information Services, Inc. 13,392 739,908
Global Payments, Inc. 6,403 459,351
Jack Henry & Associates, Inc. 1,833 328,492
MGIC Investment Corp. 6,107 164,401
WEX, Inc.
(a)
788 121,273
Total 2,021,959
Insurance 3.0%
Allstate Corp. (The) 7,010 1,394,920
Assurant, Inc. 1,310 311,950
CNA Financial Corp. 559 26,754
First American Financial Corp. 2,489 157,255
Hanover Insurance Group, Inc. (The) 974 169,613
Kemper Corp. 1,580 62,268
Common Stocks (continued)
Issuer Shares Value ($)
Lincoln National Corp. 4,305 179,131
MetLife, Inc. 14,281 1,126,485
Primerica, Inc. 843 221,743
Principal Financial Group, Inc. 5,629 533,179
Prudential Financial, Inc. 8,939 993,212
Reinsurance Group of America, Inc. 1,648 334,132
RenaissanceRe Holdings Ltd. 1,239 349,026
Total 5,859,668
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Annaly Capital Management, Inc. 16,566 381,184
Rithm Capital Corp. 13,729 150,195
Total 531,379
Total Financials 42,783,775
Health Care  12.1%
Biotechnology 1.3%
Amgen, Inc. 966 330,256
Biogen, Inc.
(a)
882 158,663
BioMarin Pharmaceutical, Inc.
(a)
1,247 70,505
Caris Life Sciences, Inc.
(a)
48 1,112
Exact Sciences Corp.
(a)
1,095 112,062
Exelixis , Inc.
(a)
300 12,408
Gilead Sciences, Inc. 5,884 835,234
Incyte Corp.
(a)
749 74,952
Insmed , Inc.
(a)
53 8,314
Ionis Pharmaceuticals, Inc.
(a)
50 4,133
Mirati Therapeutics, Inc.
(a),(b),(c)
51 26
Moderna , Inc.
(a)
2,054 90,520
Neurocrine Biosciences, Inc.
(a)
62 8,436
Regeneron Pharmaceuticals, Inc. 655 485,650
Revolution Medicines, Inc.
(a)
1,063 103,058
Roivant Sciences Ltd.
(a)
2,411 52,126
Sarepta Therapeutics, Inc.
(a)
135 2,746
United Therapeutics Corp.
(a)
272 127,701
Viking Therapeutics, Inc.
(a)
566 16,437
Total 2,494,339
Health Care Equipment & Supplies 0.6%
Align Technology, Inc.
(a)
2,095 341,548
Envista Holdings Corp.
(a)
5,253 123,288
Globus Medical, Inc. Class A
(a)
3,290 298,337
Hologic , Inc.
(a)
6,884 515,818
Total 1,278,991
Health Care Providers & Services 4.4%
Cardinal Health, Inc. 3,688 792,477
Centene Corp.
(a)
15,252 660,717
Cigna Group (The) 7,565 2,073,642
CVS Health Corp. 38,133 2,841,671
HCA Healthcare, Inc. 4,134 2,018,508
McKesson Corp. 288 239,389
Total 8,626,404
Life Sciences Tools & Services 1.4%
Avantor , Inc.
(a)
20,950 228,774
Charles River Laboratories International,
Inc.
(a)
1,531 322,245
Illumina, Inc.
(a)
4,823 698,419
IQVIA Holdings, Inc.
(a)
5,186 1,193,558
Revvity , Inc. 3,722 404,953
Total 2,847,949
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co. 49,389 2,718,864

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2026 (Unaudited)
10 Columbia Research Enhanced Core ETF | 2026
Common Stocks (continued)
Issuer Shares Value ($)
Jazz Pharmaceuticals PLC
(a)
1,794 295,095
Organon & Co. 8,124 69,379
Perrigo Co. PLC 4,331 61,544
Pfizer, Inc. 171,266 4,528,273
Royalty Pharma PLC Class A 11,587 482,946
Viatris , Inc. 35,734 467,758
Total 8,623,859
Total Health Care 23,871,542
Industrials  13.0%
Aerospace & Defense 1.3%
ATI, Inc.
(a)
3,291 395,907
General Dynamics Corp. 6,145 2,157,448
Total 2,553,355
Air Freight & Logistics 1.1%
Expeditors International of Washington,
Inc. 3,237 519,668
FedEx Corp. 5,113 1,647,664
Total 2,167,332
Building Products 0.9%
A O Smith Corp. 2,702 198,570
Advanced Drainage Systems, Inc. 1,783 271,087
Allegion PLC 2,148 355,258
Carlisle Cos., Inc. 904 308,164
Masco Corp. 5,220 344,990
Owens Corning 2,088 250,226
Total 1,728,295
Commercial Services & Supplies 0.3%
Tetra Tech, Inc. 5,296 199,448
Veralto Corp. 3,485 344,945
Total 544,393
Construction & Engineering 0.6%
API Group Corp.
(a)
8,852 367,978
EMCOR Group, Inc. 694 500,186
Valmont Industries, Inc. 496 220,998
WillScot Holdings Corp. 3,261 65,318
Total 1,154,480
Electrical Equipment 0.7%
Regal Rexnord Corp. 1,542 249,033
Rockwell Automation, Inc. 2,474 1,043,162
Sensata Technologies Holding PLC 3,457 119,578
Total 1,411,773
Ground Transportation 1.9%
JB Hunt Transport Services, Inc. 1,881 381,316
Lyft, Inc. Class A
(a)
7,845 132,345
Ryder System, Inc. 914 174,830
Union Pacific Corp. 13,360 3,140,936
Total 3,829,427
Machinery 4.0%
AGCO Corp. 1,531 173,631
Allison Transmission Holdings, Inc. 1,642 178,486
CNH Industrial NV 21,415 230,425
Flowserve Corp. 3,126 244,297
Fortive Corp. 8,162 431,035
Graco , Inc. 4,006 349,844
Illinois Tool Works, Inc. 4,795 1,252,742
ITT, Inc. 1,877 342,177
Lincoln Electric Holdings, Inc. 1,304 346,016
Middleby Corp. (The)
(a)
1,135 167,038
Mueller Industries, Inc. 2,611 355,462
Common Stocks (continued)
Issuer Shares Value ($)
Oshkosh Corp. 1,555 223,640
Otis Worldwide Corp. 9,636 823,107
PACCAR, Inc. 12,299 1,511,670
Pentair PLC 4,041 425,800
Snap-on, Inc. 1,262 462,031
Timken Co. (The) 1,532 142,767
Toro Co. (The) 2,396 219,234
Total 7,879,402
Passenger Airlines 1.2%
Delta Air Lines, Inc. 15,874 1,045,938
Southwest Airlines Co. 9,635 457,855
United Airlines Holdings, Inc.
(a)
8,122 831,043
Total 2,334,836
Professional Services 0.8%
Automatic Data Processing, Inc. 740 182,647
Broadridge Financial Solutions, Inc. 260 51,248
Genpact Ltd. 3,788 167,051
Leidos Holdings, Inc. 3,145 592,140
Paycom Software, Inc. 553 74,517
Paylocity Holding Corp.
(a)
64 8,639
Science Applications International Corp. 1,014 103,185
SS&C Technologies Holdings, Inc. 5,040 412,726
Total 1,592,153
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc. 973 253,379
MSC Industrial Direct Co., Inc. Class A 1,066 89,906
Total 343,285
Total Industrials 25,538,731
Information Technology  10.5%
Communications Equipment 3.5%
Ciena Corp.
(a)
2,337 588,480
Cisco Systems, Inc. 67,699 5,302,186
F5, Inc.
(a)
987 272,027
Motorola Solutions, Inc. 1,640 660,165
Total 6,822,858
Electronic Equipment, Instruments & Components 0.6%
Flex Ltd.
(a)
5,973 376,538
Keysight Technologies, Inc.
(a)
2,901 627,574
Littelfuse , Inc. 449 145,368
Ralliant Corp. 1,896 100,431
Total 1,249,911
IT Services 0.2%
Okta , Inc.
(a)
1,684 142,264
VeriSign, Inc. 1,413 345,097
Total 487,361
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.
(a)
11,354 2,687,832
Allegro MicroSystems , Inc.
(a)
2,088 77,068
Cirrus Logic, Inc.
(a)
845 110,137
Onto Innovation, Inc.
(a)
619 125,069
Qnity Electronics, Inc. 3,493 335,957
Qorvo , Inc.
(a)
1,406 109,823
QUALCOMM, Inc. 14,236 2,158,035
Skyworks Solutions, Inc. 2,593 144,586
Texas Instruments, Inc. 9,155 1,973,360
Total 7,721,867
Software 2.0%
DocuSign, Inc.
(a)
874 45,920
Dolby Laboratories, Inc. Class A 1,035 66,437

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026 11
Common Stocks (continued)
Issuer Shares Value ($)
Dropbox, Inc. Class A
(a)
2,387 60,821
Nutanix , Inc. Class A
(a)
3,271 128,648
Pegasystems , Inc. 875 38,229
PTC, Inc.
(a)
1,850 288,840
Rubrik , Inc. Class A
(a)
702 39,277
Salesforce, Inc. 12,939 2,746,820
Uipath , Inc. Class A
(a)
5,454 68,666
Zoom Communications, Inc.
(a)
4,356 401,188
Total 3,884,846
Technology Hardware, Storage & Peripherals 0.3%
HP, Inc. 15,566 302,603
NetApp, Inc. 2,053 197,807
Total 500,410
Total Information Technology 20,667,253
Materials  4.2%
Chemicals 1.2%
Celanese Corp. 1,881 83,592
CF Industries Holdings, Inc. 2,686 250,416
Corteva , Inc. 11,061 805,241
DuPont de Nemours, Inc. 6,710 294,703
Eastman Chemical Co. 1,880 130,322
Mosaic Co. (The) 5,297 145,667
NewMarket Corp. 85 57,017
PPG Industries, Inc. 3,739 432,341
Scotts Miracle- Gro Co. (The) 766 49,192
Solstice Advanced Materials, Inc.
(a)
2,643 163,258
Total 2,411,749
Construction Materials 0.7%
CRH PLC 11,277 1,380,417
James Hardie Industries PLC
(a)
842 19,358
Total 1,399,775
Containers & Packaging 0.2%
Avery Dennison Corp. 1,273 236,154
Crown Holdings, Inc. 1,911 200,044
Total 436,198
Metals & Mining 2.1%
Anglogold Ashanti PLC 7,316 679,437
Newmont Corp. 17,971 2,019,042
Nucor Corp. 3,923 697,195
Reliance, Inc. 852 280,734
Steel Dynamics, Inc. 2,155 386,973
Total 4,063,381
Total Materials 8,311,103
Real Estate  4.0%
Diversified REITs 0.2%
WP Carey, Inc. 5,337 372,256
Health Care REITs 0.2%
Omega Healthcare Investors, Inc. 7,006 307,423
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc. 17,168 318,123
Park Hotels & Resorts, Inc. 4,864 53,164
Total 371,287
Industrial REITs 0.1%
STAG Industrial, Inc. 4,591 172,208
Office REITs 0.1%
Kilroy Realty Corp. 2,911 100,371
Vornado Realty Trust 4,486 143,014
Total 243,385
Common Stocks (continued)
Issuer Shares Value ($)
Real Estate Management & Development 0.7%
CBRE Group, Inc. Class A
(a)
6,507 1,108,337
Howard Hughes Holdings, Inc.
(a)
778 63,532
Jones Lang LaSalle, Inc.
(a)
836 299,213
Total 1,471,082
Residential REITs 0.5%
American Homes 4 Rent Class A 8,531 267,191
Invitation Homes, Inc. 15,267 408,087
Sun Communities, Inc. 2,463 313,860
Total 989,138
Retail REITs 0.1%
NNN REIT, Inc. 4,646 193,599
Specialized REITs 1.9%
EPR Properties 1,860 100,886
Equinix , Inc. 2,377 1,951,351
Gaming and Leisure Properties, Inc. 6,945 310,789
Rayonier, Inc. 7,264 165,183
SBA Communications Corp. 2,620 482,368
VICI Properties, Inc. 26,350 739,908
Total 3,750,485
Total Real Estate 7,870,863
Utilities  4.4%
Electric Utilities 3.1%
American Electric Power Co., Inc. 12,692 1,520,184
Edison International 8,888 553,545
Entergy Corp. 10,543 1,010,968
Evergy , Inc. 5,555 426,235
Eversource Energy 8,595 594,172
Exelon Corp. 24,354 1,090,572
PG&E Corp. 52,120 803,691
Total 5,999,367
Independent Power and Renewable Electricity
Producers 0.2%
AES Corp. (The) 16,576 242,838
Clearway Energy, Inc. Class A 823 27,793
Clearway Energy, Inc. Class C 1,941 70,167
Total 340,798
Multi-Utilities 1.1%
Ameren Corp. 6,477 668,945
Consolidated Edison, Inc. 8,539 910,514
DTE Energy Co. 5,009 673,109
Total 2,252,568
Total Utilities 8,592,733
Total Common Stocks
(Cost $181,890,685) 196,170,638
Exchange-Traded Equity Funds 0.0%
Issuer Shares Value ($)
Financials  0.0%
Vanguard Financials ETF 820 107,330
Total Exchange-Traded Equity Funds
(Cost $109,613) 107,330

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2026 (Unaudited)
12 Columbia Research Enhanced Core ETF | 2026
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.543%
(d)
579,120 579,120
Total Money Market Funds
(Cost $579,120) 579,120
Total Investments in Securities
(Cost $182,579,418) 196,857,088
Other Assets & Liabilities, Net (36,925)
Net Assets 196,820,163

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026 13
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
51
—
26
Walgreens Boots Alliance, Inc.
03/31/2025
11,629
—
5,815
—
5,841
Notes to Portfolio of Investments
(a)
Non-income producing investment.
(b)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At January 31, 2026, the total market value of these securities amounted to $5,841, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(c)
Valuation based on significant unobservable inputs.
(d)
The rate shown is the seven-day current annualized yield at January 31, 2026.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT305_10_T01_(03/26)
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